Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 717,932	$ 3,891,939	$ 4,609,871
Angel de Plata
Total		19,199	19,199
Cruz de Mayo
Total		13,446	13,446
El Picacho
Total		609,484	609,484
Estacion Llano
Total		36,890	36,890
Las Chispas
Total	$ 717,932	$ 3,212,920	$ 3,930,852